Document and Entity Information	May 30, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	May 30, 2026
Entity Central Index Key	0000880195
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Investment Company Type	N-1A